Cover Cover	Apr. 30, 2021	Apr. 29, 2021
Cover [Abstract]
Document Type		8-K
Document Period End Date		Apr. 29, 2021
Entity Registrant Name		JELD-WEN HOLDING, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-38000
Entity Tax Identification Number		93-1273278
Entity Address, Street Address		2645 Silver Crescent Drive
Entity Address, City		Charlotte
Entity Address, State		NC
Entity Address, Postal Zip Code		28273
City Area Code	704
Local Phone Number	378-5700
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock (par value $0.01 per share)
Trading Symbol		JELD
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Entity Central Index Key		0001674335
Amendment Flag		false